Notes to the unaudited interim condensed consolidated statement of financial position - Royalty Certificates liabilities (Details) - EUR (€) € in Thousands	Jul. 18, 2024	Jun. 30, 2026	Dec. 31, 2025	Aug. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 66,659	€ 59,860
Financial liabilities, at fair value		€ 269,465	363,055
Royalty Certificate | Discount rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities		15
2023 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 5,100
Borrowings		€ 15,000	13,100	€ 5,100
Royalty certificates, effective interest rate		31.90%
Financial liabilities, at fair value		€ 32,600	32,100
2024 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 20,100
Borrowings	19,700	€ 44,100	38,600
Payments for debt issue costs	€ 500
Royalty certificates, effective interest rate		30.50%
Financial liabilities, at fair value		€ 121,800	€ 122,900